Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

18.Income Taxes

The company’s provision for income taxes for the years ended December 31 were comprised as follows:

	2023	2022
		Restated
Current income tax:
Current year expense	648.8	616.8
Adjustments to prior years’ income taxes	(8.7)	(10.0)
	640.1	606.8
Deferred income tax:
Origination and reversal of temporary differences	193.4	474.0
Adjustments to prior years’ deferred income taxes	(20.1)	11.7
	173.3	485.7

Provision for income taxes	813.4	1,092.5

A significant portion of the company’s earnings before income taxes may be earned or incurred outside of Canada. The statutory income tax rates for jurisdictions outside of Canada generally differ from the Canadian statutory income tax rate, and may be significantly higher or lower. The company’s earnings before income taxes by jurisdiction and the associated provision for (recovery of) income taxes for the years ended December 31 are summarized in the following table:

	2023					2022
						Restated
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total
Earnings before income taxes	1,115.6	1,764.3	881.9	2,146.5	5,908.3	547.6	2,792.3	353.2	1,211.1	4,904.2
Provision for (recovery of) income taxes	234.9	362.2	(48.5)	264.8	813.4	153.6	545.3	103.4	290.2	1,092.5
Net earnings	880.7	1,402.1	930.4	1,881.7	5,094.9	394.0	2,247.0	249.8	920.9	3,811.7
(1)	Includes Fairfax India.
(2)	Principally comprised of Crum & Forster, Zenith National, Odyssey Group (notwithstanding that certain operations of Odyssey Group conduct business outside of the U.S.), U.S. Run-off and other associated holding company results.
(3)	Comprised of Brit.
(4)	Primarily includes companies in India, Asia and Europe (excluding the U.K.), and Allied World, which has operations in multiple jurisdictions.

Increased pre-tax profitability across all jurisdictions, except the U.S., in 2023 compared to 2022 primarily related to higher net unrealized investment gains, principally on the fixed income portfolio, higher share of profit of associates and improved insurance and reinsurance underwriting results, partially offset by increased financing expense on insurance contracts. In 2023, pre - tax profitability in the U.K. included a gain of $259.1 recorded on the company’s sale of its interest in Ambridge Group as described in note 21. In 2022, pre-tax profitability in the U.S. included a gain of $1,213.2 recorded on the company’s sale of its interests in the Crum & Forster Pet Insurance Group and Pethealth as described in note 21.

Reconciliations of the provision for income taxes calculated at the Canadian statutory income tax rate to the provision for income taxes at the effective tax rate in the consolidated financial statements for the years ended December 31 are summarized in the following table:

	2023	2022
		Restated
Canadian statutory income tax rate	26.5%	26.5%
Provision for income taxes at the Canadian statutory income tax rate	1,565.7	1,299.6
Non-taxable investment income	(182.3)	(25.6)
Tax rate differential on income and losses outside Canada	(473.2)	(256.3)
Change in unrecorded tax benefit of losses and temporary differences	(9.7)	(0.6)
Change in tax rate for deferred income taxes	(132.3)	34.5
Provision (recovery) relating to prior years	(28.8)	1.7
Foreign exchange effect	12.5	(17.0)
Other including permanent differences	61.5	56.2
Provision for income taxes	813.4	1,092.5

Non-taxable investment income of $182.3 in 2023 and $25.6 in 2022 were principally comprised of dividend income, non-taxable interest income and long term or exempt capital gains, and the 50% of net capital gains and losses which are not taxable or deductible in Canada.

The tax rate differential on income outside Canada of $473.2 in 2023 principally related to income taxed at lower rates in the U.S., Mauritius and Bermuda. The tax rate differential on income and losses outside Canada of $256.3 in 2022 principally related to income taxed at lower rates in the U.S., Mauritius and Bermuda.

Change in tax rate for deferred income taxes of $132.3 in 2023 primarily related to deferred income tax assets recognized as a result of new tax laws in Bermuda, including the introduction of a 15% corporate income tax effective January 1, 2025 and a transition adjustment resulting in an increase in the tax basis of net assets. As a result of the transition adjustment, a deferred income tax asset of $140.8 was recorded during 2023.

Income taxes refundable and payable were as follows:

	December 31,	December 31,
	2023	2022
Income taxes refundable	59.0	67.1
Income taxes payable	(306.9)	(361.0)
Net income taxes payable	(247.9)	(293.9)

Changes in net income taxes (payable) refundable during the years ended December 31 were as follows:

	2023	2022
Balance - January 1	(293.9)	(116.7)
Amounts recorded in the consolidated statements of earnings	(640.1)	(606.8)
Payments made during the year	713.9	416.4
Acquisitions of subsidiaries (note 21)	(31.3)	—
Foreign exchange effect and other	3.5	13.2
Balance - December 31	(247.9)	(293.9)

Changes in the net deferred income tax asset (liability) during the years ended December 31 were as follows:

	2023
	Operating		Insurance
	and		and
	capital		reinsurance	Intangible	Tax
	losses	Investments	held contracts	assets	credits	Other	Total
Balance - January 1	226.8	(193.0)	(382.8)	(376.1)	75.4	(81.0)	(730.7)
Amounts recorded in the consolidated statement of earnings	57.2	(411.8)	41.1	116.6	(20.2)	43.8	(173.3)
Amounts recorded in total equity	15.0	(5.8)	—	—	—	5.8	15.0
Acquisitions of subsidiaries (note 21)	(0.3)	2.7	(4.1)	(46.2)	—	(13.0)	(60.9)
Foreign exchange effect and other	14.7	(3.9)	(12.2)	(2.6)	(21.6)	26.3	0.7
Balance - December 31	313.4	(611.8)	(358.0)	(308.3)	33.6	(18.1)	(949.2)

	2022
	Restated
	Operating		Insurance
	and		and
	capital		reinsurance	Intangible	Tax
	losses	Investments	held contracts	assets	credits	Other	Total
Balance - January 1	230.0	(414.5)	207.8	(413.1)	213.6	38.8	(137.4)
Amounts recorded in the consolidated statement of earnings	(7.1)	197.2	(588.9)	30.9	(137.1)	19.3	(485.7)
Amounts recorded in total equity	8.0	20.1	—	—	—	(44.0)	(15.9)
Acquisitions of subsidiaries (note 21)	3.3	(11.4)	0.1	(1.9)	—	(52.6)	(62.5)
Foreign exchange effect and other	(7.4)	15.6	(1.8)	8.0	(1.1)	(42.5)	(29.2)
Balance - December 31	226.8	(193.0)	(382.8)	(376.1)	75.4	(81.0)	(730.7)

Management expects that recognized deferred income tax assets will be realized in the normal course of operations. The most significant temporary differences included in the net deferred income tax liability at December 31, 2023 related to investments (primarily related to net unrealized investment gains in Asia and the U.S., and at the holding company), insurance and reinsurance held contracts, and intangible assets, partially offset by deferred income tax assets related to operating and capital losses and tax credits. Insurance and reinsurance held contracts are recorded on a discounted basis in these consolidated financial statements but are calculated at different discount rates or on an undiscounted basis in certain jurisdictions for income tax, resulting in temporary differences. Deferred income tax liabilities on intangible assets primarily relate to intangible assets recognized on acquisitions (principally Brit, Allied World, Recipe, and Gulf Insurance) that are typically not deductible in the determination of income taxes payable. In these consolidated financial statements, investment gains and losses are primarily recognized on a mark-to-market basis but are typically only recognized for income tax purposes when realized (particularly in the U.S. and several other jurisdictions). The deferred income tax asset related to operating and capital losses arises primarily at Brit, Northbridge, and the holding company. Tax credits are primarily in the U.S. and relate to foreign taxes paid that will reduce U.S. taxes payable in the future. Other deferred income tax liabilities include temporary differences related to pensions and premises and equipment.

Management conducts ongoing reviews of the recoverability of the deferred income tax asset and adjusts, as necessary, to reflect its anticipated realization. At December 31, 2023 deferred income tax assets of $783.9 (December 31, 2022 - $827.7), which relate principally to operating and capital losses, have not been recorded. The losses for which deferred income tax assets have not been recorded are comprised of losses in Canada of $1,839.2 (December 31, 2022 - $1,728.0), losses in Europe of $624.6 (December 31, 2022 - $552.1), losses in the U.S. of $233.1 (December 31, 2022 - $207.6), and losses at Allied World of $264.9 across various jurisdictions (December 31, 2022 - $295.6). The losses in Canada expire between 2029 and 2043. The losses and foreign tax credits in the U.S. primarily expire between 2024 and 2043. Substantially all of the losses in Europe do not have an expiry date. Allied World’s losses are primarily in the U.K. and Asia, with no expiry date, and in Switzerland which expire within seven years.

Deferred income tax has not been recognized for the withholding tax and other taxes that could be payable on the unremitted earnings of certain subsidiaries, which at December 31, 2023 amounted to approximately $13.4 billion (December 31, 2022 - approximately $9.9 billion) and are not likely to be repatriated in the foreseeable future.